Note 5 - Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Average recorded investment	$ 13,884	$ 8,573
Interest income recognized	1,080	445
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Average recorded investment	2,637	1,334
Interest income recognized	231	53
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Average recorded investment	8,671	5,023
Interest income recognized	646	262
Residential Portfolio Segment [Member]
Average recorded investment	998	1,208
Interest income recognized	46	56
Commercial And Industrial [Member]
Average recorded investment	1,331	763
Interest income recognized	145	62
Home Equity Lines of Credit [Member]
Average recorded investment	247	245
Interest income recognized	$ 12	$ 12